 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 8, 1996.

                                             1933 ACT REGISTRATION NO. 333-14729
                                             1940 ACT REGISTRATION NO. 811-07755
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.  1     [X]
      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 1                    [X]

                        (Check appropriate box or boxes)

                                ----------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST II
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    James J. Wesolowski, Esq.--Vice                 With a copy to:
        President and Secretary                     Thomas A. Harman
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[LOGO OF NUVEEN]                                                    Prospectus





Municipal
Mutual
Funds
                                              [PHOTO OF COUPLE APPEARS HERE]
Income funds designed to provide
high tax-free income and preserve
capital through investments in
quality municipal bonds





Connecticut
Massachusetts



February 1, 1997

                              [INSIDE FRONT COVER]

INVESTING WITH NUVEEN

For nearly 100 years, John Nuveen & Co. Incorporated has been dedicated to serving the distinctive investment needs of conservative investors and their financial advisers.

The hallmarks of Nuveen's investment philosophy are a belief in the importance of rigorous research as the basis for prudent investment decisions, a value-investing philosophy dedicated to uncovering investments with above-average return potential and a commitment to superior service. Since 1961, more than
1.5 million investors have entrusted over $65 billion of their investment assets to Nuveen.

Whether you invest through mutual funds, exchange-traded funds, unit trusts or individually-managed accounts, Nuveen offers a wide array of investments to suit your financial objectives and risk tolerance.

To learn more about how Nuveen can help you achieve your financial objectives, consult your financial adviser or call (800) 621-7227.


NUVEEN MUTUAL FUNDS

Mutual funds provide investors the benefits of professional investment manage-ment, low-cost diversification and simplified record keeping. Nuveen offers a wide variety of mutual funds designed to meet the needs of the conservative investor for growth, current income and capital preservation:

EQUITY MUTUAL FUNDS

Nuveen Growth and Income Stock Fund
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

MUNICIPAL MUTUAL FUNDS

National          Michigan
Alabama Arizona California Colorado Connecticut Florida Georgia Kansas Kentucky Louisiana
                  Missouri New Jersey New Mexico
                  New York
Maryland          North Carolina Ohio Pennsylvania South Carolina Tennessee
Massachusetts     Virginia Wisconsin

Nuveen offers both insured and uninsured municipal funds as well as limited-, intermediate- and long-term municipal funds. Single-state municipal funds are exempt from state and, in some cases, local income taxes, where applicable.

         PROSPECTUS

         February 1, 1997
------------------------------------------------------------------
Nuveen Massachusetts Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund
Nuveen Flagship Connecticut Municipal Bond Fund

------------------------------------------------------------------

OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust II, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS
--------------------------------------------

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
 Investment Objective                      8
 How the Funds Select Investments          8
 Risk Reduction Strategies                 9
INVESTING IN THE FUNDS
 How to Buy Fund Shares                    9
 How to Select a Purchase Option          10
 How to Sell Fund Shares                  11
 Optional Features and Services           12
DIVIDENDS AND TAXES
 How the Funds Pay Dividends              13
 Taxes and Tax Reporting                  14
 Taxable Equivalent Yields                14
GENERAL INFORMATION
 How to Contact Nuveen                    15
 Fund Service Providers                   15
 How the Funds Report Performance         16
 How Fund Shares are Priced               16
APPENDIX
 Special State Considerations             16


---------------------------------------------

----------------------------------------------------------------------
Nuveen Massachusetts Municipal Bond Fund

PERFORMANCE INFORMATION (As of 8/31/96)
INCEPTION: December 22, 1986
NET ASSETS: $80.9 million
--------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 8/31/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

--------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

--------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.09%             5.52%             4.68%             4.67%             5.68%
5 YEARS          6.30%             7.21%             6.43%             6.51%             7.44%
10 YEARS          N/A               N/A               N/A               N/A               N/A
INCEPTION        6.28%             6.31%             5.68%             5.57%             6.56%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
DURATION AND WEIGHTED AVERAGE MATURITY


Average Monthly                                                          20.37
Average Modified Duration                                                 5.94

CREDIT QUALITY

   [CHART APPEARS HERE]

AAA                   48%
A                     23%
AA                    13%
BBB                   14%
NR                     2%


INDUSTRY DIVERSIFICATION (TOP 5)

        [CHART APPEARS HERE]

General Obligation Bonds         22%
Housing Facilities               19%
Health Case Facilities           15%
Escrowed Bonds                   24%
Education Facilities             14%
Other                             6%

OVERVIEW OF FUND OPERATING EXPENSES(4)


(Annual, as % of Average Net Assets)


--------------------------------------------------------------------------------

                        CLASS A CLASS B CLASS C CLASS R
-------------------------------------------------------
MANAGEMENT               0.55%   0.55%   0.55%   0.55%
12B-1 FEES               0.20%   0.95%   0.75%    --
OTHER EXPENSES           0.20%   0.20%   0.20%   0.20%
WAIVERS/REIMBURSEMENTS    --      --      --      --
TOTAL EXPENSES           0.95%   1.70%   1.50%   0.75%
-------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)


The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

--------------------------------------------------------------------------------

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 57                  $ 15                   $ 8
3 YEARS                 $ 71                  $ 85                  $ 47                   $24
5 YEARS                 $ 92                  $104                  $ 82                   $42
10 YEARS                $154                  $181                  $179                   $93
------------------------------------------------------------------------------------------------

                             SEE NOTES ON NEXT PAGE


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 February 28/29,   Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997(g)           $9.940    $.263      $ (.181)       $(.252)    $  --     $9.770
-------------------------------------------------------------------------------------
 1996               9.560     .513         .388         (.521)       --      9.940
-------------------------------------------------------------------------------------
 1995(d)            9.540     .254         .025         (.259)       --      9.560
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)            9.890     .223        (.177)        (.216)       --      9.720
-------------------------------------------------------------------------------------
 1996               9.510     .437         .392         (.449)       --      9.890
-------------------------------------------------------------------------------------
 1995(d)            9.280     .188         .254         (.212)       --      9.510
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997(g)            9.910     .267        (.173)        (.264)       --      9.740
-------------------------------------------------------------------------------------
 1996               9.540     .537         .378         (.545)       --      9.910
-------------------------------------------------------------------------------------
 1995               9.940     .541        (.403)        (.538)       --      9.540
-------------------------------------------------------------------------------------
 1994               9.910     .543         .038         (.541)     (.010)    9.940
-------------------------------------------------------------------------------------
 1993               9.210     .563         .704         (.563)     (.004)    9.910
-------------------------------------------------------------------------------------
 1992(e)            9.130     .146         .077         (.143)       --      9.210
-------------------------------------------------------------------------------------
 1991(f)            8.760     .577         .375         (.582)       --      9.130
-------------------------------------------------------------------------------------
 1990(f)            8.900     .587        (.144)        (.583)       --      8.760
-------------------------------------------------------------------------------------
 1989(f)            8.600     .587         .300         (.587)       --      8.900
-------------------------------------------------------------------------------------
 1988(f)            8.250     .581         .350         (.581)       --      8.600
-------------------------------------------------------------------------------------
 1987(d)(f)         9.600     .577       (1.350)        (.577)       --      8.250
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 February 28/29,   Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997(g)             .85%    $5,576     1.00%+      5.20%+         3%
-------------------------------------------------------------------------------------
 1996               9.62      4,290     1.00        5.21           6
-------------------------------------------------------------------------------------
 1995(d)            3.05      1,067     1.00+       5.75+         17
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)             .49        787     1.75+       4.45+          3
-------------------------------------------------------------------------------------
 1996               8.87        638     1.75        4.45           6
-------------------------------------------------------------------------------------
 1995(d)            4.86        147     1.75+       5.11+         17
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997(g)             .98     74,506      .75+       5.45+          3
-------------------------------------------------------------------------------------
 1996               9.80     76,773      .75        5.49           6
-------------------------------------------------------------------------------------
 1995               1.64     71,568      .75        5.77          17
-------------------------------------------------------------------------------------
 1994               5.96     71,942      .75        5.38           3
-------------------------------------------------------------------------------------
 1993              14.21     53,231      .75        5.91           5
-------------------------------------------------------------------------------------
 1992(e)            2.44     34,470      .71+       6.31+          5
-------------------------------------------------------------------------------------
 1991(f)           11.19     31,150      .75        6.39          19
-------------------------------------------------------------------------------------
 1990(f)            5.21     20,829      .75        6.68          23
-------------------------------------------------------------------------------------
 1989(f)           10.62     15,513      .75        6.64          31
-------------------------------------------------------------------------------------
 1988(f)           11.56      9,485      .75        6.74          55
-------------------------------------------------------------------------------------
 1987(d)(f)        (8.19)     5,681      .37+       6.47+         34
-------------------------------------------------------------------------------------

(1)The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective 2/1/97, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from
  0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 1.00% to 0.95% and on Class C from 1.75% to 1.50%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Secu-rities Dealers (NASD) Rules of Fair Practice.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Nuveen Massachusetts Insured Municipal Bond Fund

PERFORMANCE INFORMATION (As of 8/31/96)
INCEPTION: December 22, 1986
NET ASSETS: $64.4 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 8/31/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

-------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.57%             4.97%             4.22%             4.11%             5.22%
5 YEARS          5.98%             6.89%             6.18%             6.26%             7.19%
10 YEARS           N/A               N/A               N/A             0.00%               N/A
INCEPTION        6.44%             6.47%             5.86%             5.76%             6.76%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

DURATION AND WEIGHTED AVERAGE MATURITY



Average Maturity                                                         18.54
Average Modified Duration                                                 6.20


CREDIT QUALITY

[CHART APPEARS HERE]

Insured       80%
Escrowed      20%


INDUSTRY DIVERSIFICATION (TOP 5)

      [CHART APPEARS HERE]

Housing Facilities       (18%)
General Obligation Bonds (17%)
Escrowed Bonds           (15%)
Water/Sewer Facilities   (11%)
Transportation           (11%)
Other                    (28%)

-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 8/31/96)

                                     LOGO

OVERVIEW OF FUND OPERATING EXPENSES (4)


(Annual, as % of Average Net Assets)

-------------------------------------------------------------------------------

                        CLASS A CLASS B CLASS C CLASS R
-------------------------------------------------------
MANAGEMENT FEE           0.55%   0.55%   0.55%   0.55%
12B-1 FEE                0.20%   0.95%   0.75%    --
OTHER EXPENSES           0.23%   0.23%   0.23%   0.23%
WAIVERS/REIMBURSEMENTS    --      --      --      --
TOTAL EXPENSES           0.98%   1.73%   1.53%   0.78%
-------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

-------------------------------------------------------------------------------

-----------------------------------------
HOLDING
PERIOD    CLASS A CLASS B CLASS C CLASS R
-----------------------------------------
1 YEAR     $ 52    $ 57    $ 16     $ 8
3 YEARS    $ 72    $ 86    $ 48     $25
5 YEARS    $ 94    $105    $ 83     $43
10 YEARS   $157    $184    $182     $97
-----------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 February 28/29,   Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997 (e)          $10.490   $.261        $(.243)      $(.258)    $  --     $10.250
-------------------------------------------------------------------------------------
 1996               10.060    .512          .433        (.515)       --      10.490
-------------------------------------------------------------------------------------
 1995 (d)           10.030    .249          .039        (.258)       --      10.060
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (e)           10.470    .223         (.254)       (.219)       --      10.220
-------------------------------------------------------------------------------------
 1996               10.040    .434          .435        (.439)       --      10.470
-------------------------------------------------------------------------------------
 1995 (d)            9.910    .202          .137        (.209)       --      10.040
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (e)           10.500    .270         (.250)       (.270)       --      10.250
-------------------------------------------------------------------------------------
 1996               10.060    .538          .445        (.543)       --      10.500
-------------------------------------------------------------------------------------
 1995               10.450    .545         (.386)       (.549)       --      10.060
-------------------------------------------------------------------------------------
 1994               10.440    .537          --          (.527)       --      10.450
-------------------------------------------------------------------------------------
 1993                9.650    .551          .784        (.545)       --      10.440
-------------------------------------------------------------------------------------
 1992                9.360    .570          .301        (.581)       --       9.650
-------------------------------------------------------------------------------------
 1991                9.140    .568          .219        (.567)       --       9.360
-------------------------------------------------------------------------------------
 1990                8.960    .571          .178        (.569)       --       9.140
-------------------------------------------------------------------------------------
 1989                9.030    .576         (.070)       (.576)       --       8.960
-------------------------------------------------------------------------------------
 1988                9.540    .582         (.510)       (.582)       --       9.030
-------------------------------------------------------------------------------------
 1987 (d)            9.600    .131         (.060)       (.131)       --       9.540
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
CLASS              RATIOS/SUPPLEMENTAL DATA:
(INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 February 28/29,   Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997 (e)            .20%    $ 6,369    1.03%+      4.99%+         1%
-------------------------------------------------------------------------------------
 1996               9.59       5,291    1.07        4.94           1
-------------------------------------------------------------------------------------
 1995 (d)           2.99       1,956    1.15+       5.34+         10
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (e)           (.28)        847    1.78+       4.25+          1
-------------------------------------------------------------------------------------
 1996               8.80         706    1.81        4.20           1
-------------------------------------------------------------------------------------
 1995 (d)           3.52         338    1.90+       4.58+         10
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (e)            .22      57,155     .78+       5.24+          1
-------------------------------------------------------------------------------------
 1996               9.99      60,102     .81        5.21           1
-------------------------------------------------------------------------------------
 1995               1.77      57,137     .79        5.54          10
-------------------------------------------------------------------------------------
 1994               5.22      58,255     .84        5.09           3
-------------------------------------------------------------------------------------
 1993              14.28      47,098     .86        5.47           2
-------------------------------------------------------------------------------------
 1992               9.57      28,189     .72        5.93           5
-------------------------------------------------------------------------------------
 1991               8.95      15,625     .85        6.19           6
-------------------------------------------------------------------------------------
 1990               8.52       8,649     .97        6.17          15
-------------------------------------------------------------------------------------
 1989               5.84       5,404     .97        6.44          41
-------------------------------------------------------------------------------------
 1988               1.14       4,895     .59        6.53          42
-------------------------------------------------------------------------------------
 1987 (d)            .75       2,312      --        5.82+         --
-------------------------------------------------------------------------------------

(1)The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective 2/1/97, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 1.03% to 0.98% and on Class C from 1.78% to 1.53%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers
   (NASD) Rules of Fair Practice.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

-----------------------------------------------------------------------
Nuveen Flagship Connecticut Municipal Bond Fund

PERFORMANCE INFORMATION (As of 11/30/96)
INCEPTION: July 13, 1987
NET ASSETS: $209.5 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 11/30/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

-------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.90%             5.32%             4.65%             4.65%             5.32%
5 YEARS          6.09%             7.01%             6.36%             6.36%             7.01%
10 YEARS           N/A               N/A               N/A               N/A               N/A
INCEPTION        6.73%             7.24%             6.70%             6.61%             7.24%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

DURATION AND WEIGHTED AVERAGE MATURITY

                                   [TO COME]


CREDIT QUALITY

      [CHART APPEARS HERE]

            NR   (1%)
            AAA (47%)
            AA  (20%)
            A   (19%)
            BBB (13%)

INDUSTRY DIVERSIFICATION (TOP 5)

      [CHART APPEARS HERE]

Health Care                  (20%)
Non-State General Obligation  (9%)
Hospitals                    (15%)
Educational                  (14%)
Resource Recovery            (10%)
Other                        (32%)

-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 7/31/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

------------------------------------------------------------------------------------------
                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --


OVERVIEW OF FUND OPERATING EXPENSES(4)

(Annual, as % of Average Net Assets)

----------------------------------------------------------
                        CLASS A  CLASS B  CLASS C  CLASS R
----------------------------------------------------------
MANAGEMENT FEES          0.54%    0.54%    0.54%    0.54%
12B-1 FEES               0.20%    0.95%    0.75%       --
OTHER EXPENSES           0.12%    0.12%    0.12%    0.12%
WAIVERS/REIMBURSEMENTS  (0.18%)  (0.18%)  (0.18%)  (0.18%)
TOTAL EXPENSES           0.68%    1.43%    1.23%    0.48%
----------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

-----------------------------------------------------------------------------------------------
HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 49                  $ 54                  $ 13                   $ 5
3 YEARS                 $ 63                  $ 77                  $ 39                   $15
5 YEARS                 $ 78                  $ 90                  $ 68                   $27
10 YEARS                $123                  $151                  $149                   $60
------------------------------------------------------------------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 February 28/29,   Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997 (d)          $10.400   $.261      $(.287)        $(.254)    $  --     $10.120
-------------------------------------------------------------------------------------
 1996                9.730    .519        .685          (.534)       --      10.400
-------------------------------------------------------------------------------------
 1995 (e)           10.030    .205       (.209)         (.210)     (.086)     9.730
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (d)           10.380    .227       (.292)         (.215)       --      10.100
-------------------------------------------------------------------------------------
 1996                9.710    .443        .683          (.456)       --      10.380
-------------------------------------------------------------------------------------
 1995 (e)            9.770    .159       (.050)         (.169)       --       9.710
-------------------------------------------------------------------------------------
 CLASS R (12/91)
 1997 (d)           10.410    .266       (.280)         (.266)       --      10.130
-------------------------------------------------------------------------------------
 1996                9.740    .551        .677          (.558)       --      10.410
-------------------------------------------------------------------------------------
 1995               10.710    .524       (.886)         (.522)     (.086)     9.740
-------------------------------------------------------------------------------------
 1994                9.960    .513        .810          (.513)     (.060)    10.710
-------------------------------------------------------------------------------------
 1993                9.525    .445        .431          (.441)       --       9.960
-------------------------------------------------------------------------------------
 1992 (e)            9.525     --          --             --         --       9.525
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 May 31,           Return(b) (millions) Assets(c)   Net Assets(c) Rate
--------------------------------------------------------------------------------------
 CLASS A (7/87)
 1997 (d)              0%    $    00      00%+        00%+            0%
--------------------------------------------------------------------------------------
 1996               4.18     202,219    0.74        5.52          24.22
--------------------------------------------------------------------------------------
 1995               8.21     203,210    0.73        5.84          25.01
--------------------------------------------------------------------------------------
 1994               1.70     202,607    0.65        5.52          30.19
--------------------------------------------------------------------------------------
 1993              12.48     184,743    0.66        5.88          19.31
--------------------------------------------------------------------------------------
 1992               8.81     141,215    0.65        6.30          18.16
--------------------------------------------------------------------------------------
 1991               8.97     103,552    0.67        6.49          18.68
--------------------------------------------------------------------------------------
 1990               5.34      73,046    0.60        6.55          30.74
--------------------------------------------------------------------------------------
 1989              13.36      48,990    0.70        6.62          32.57
--------------------------------------------------------------------------------------
 1988 (e)           3.09      25,609    0.54        6.54          70.55
--------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997 (d)             00          00      00          00              0
--------------------------------------------------------------------------------------
 1996               3.71       7,243    1.29        4.96          24.22
--------------------------------------------------------------------------------------
 1995               7.53       5,536    1.28        5.27          25.01
--------------------------------------------------------------------------------------
 1994 (e)          (6.48)      4,360    1.22        4.77          30.19
--------------------------------------------------------------------------------------

Notes:
(1)The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CADMUS of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective 2/1/97, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 0.88% to 0.68% and on Class C from 1.43% to 1.23%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers
   (NASD) Rules of Fair Practice.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

PAGE-7
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FUND STRATEGIES

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal and state income tax as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

-------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds, however, may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund except the Massachusetts Insured Fund will invest at least 80% of its net assets in investment-grade quality bonds from its particular state. The Massachusetts Insured Fund will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed secu-rities to assure timely payment of interest and principal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not identical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some speculative characteristics. Bond ratings represent the opinions of the ratings agencies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. Each of the funds described in this prospectus are long-term funds and maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

INSURANCE

Insured municipal bonds are purchased primarily by the Massachusetts Insured Fund. Insured municipal bonds are covered either by individual insurance poli-cies (obtained either at time of issue or subsequently) or under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Insurers currently used include MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insurance Co. The funds' investment adviser may change insurers, but will only use insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's and S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover rela-tively low in order to reduce trading costs and the


-------------------------------------------------------------------------------
realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the funds generally are subject to greater share price fluctuations due to these changes than the other funds described in this prospectus, which are diversified funds. In pursuing its value-oriented strategy, each fund may also invest a portion of its investment portfolio in municipal bonds of U.S. terri-tories (such as Puerto Rico and Guam) which are exempt from regular, federal, state and local income taxes. See the appendix and the statement of additional information for further information.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:
 . 25% in any one industry sector, such as electric utilities or health care; . 10% in borrowings (33% if used to meet redemptions).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.

--------------------------------------------------------------------------------
INVESTING IN THE FUNDS

--------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.



--------------------------------------------------------------------------------

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "The Distributor." Your financial adviser can explain each option and help you determine which is most appro-priate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

CLASS A SALES CHARGES AND COMMISSIONS


                                                                   AUTHORIZED DEALER
                                 SALES CHARGE                         COMMISSION
                         -------------------------------------     -----------------
                                                 AS % OF
                         AS % OF PUBLIC          YOUR NET           AS % OF PUBLIC
  PURCHASE AMOUNT        OFFERING PRICE         INVESTMENT          OFFERING PRICE
------------------------------------------------------------------------------------
      Up to $50,000           4.20%                4.38%                 3.70%
    $50,000-100,000           4.00                 4.18                  3.50
   $100,000-250,000           3.50                 3.63                  3.00
   $250,000-500,000           2.50                 2.56                  2.00
 $500,000-1,000,000           2.00                 2.04                  1.50
$1,000,000 and over            --                   --                    --(1)
------------------------------------------------------------------------------------

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs.


-------------------------------------------------------------------------------

OTHER SALES CHARGE DISCOUNTS


Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions

                 Sales Charge Waivers

 . Rights of Accumulation

                 . Unit Trust Reinvestment

 . Letter of Intent (LOI)

                 . Purchases using Redemptions from Unrelated Funds . Group Purchase

                 . Fee-Based Programs

                 . Bank Trust Departments

                 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

CLASS B CONTINGENT DEFERRED SALES CHARGE


If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

DURING YEAR      1         2         3         4         5         6        7+
-----------------------------------------------------------------------------------------
CDSC            5%        4%        4%        3%        2%        1%        0%

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Shareholder Services, Inc. ("SSI") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;


--------------------------------------------------------------------------------

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below the established minimum. Pres-ently, accounts worth less than $100 will be redeemed without notice unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

-------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account, or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regu-larly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at
(800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost averaging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").


-------------------------------------------------------------------------------

THE POWER OF SYSTEMATIC INVESTING

Assuming $3,000 initial investment, $100 monthly contributions are added to an investment account every month for 20 years. From the same $3,000 beginning, the chart shows the amount that would be in the account after 20 years, assuming no interest and interest compounded annually at the rates of 4%, 5% and 6%.

LOGO



SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account, paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. Your financial adviser can provide and help you prepare the applica-tion form, or you may obtain the form by calling (800) 621-7227. You may use electronic funds transfer to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.

-------------------------------------------------------------------------------
DIVIDENDS AND TAXES

-------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is added to the fund's share price; similarly, distributions from previously undistributed net income are deducted from the fund's share price. This dividend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alter-native minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt divi-dend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

TAXABLE EQUIVALENT OF TAX-FREE YIELDS


                                       TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
------
    ----------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION

--------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

--------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, booking and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approxi-mately 78% owned by the St. Paul Companies, Inc.

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

MANAGEMENT FEES


AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%
--------------------------------------

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the New York Municipal Bond Fund, the New Jersey Municipal Bond Fund (through July 31, 1997) and the New York Insured Municipal Bond Fund do not exceed 0.75%, 0.75% and 0.975%, respectively, of average daily net assets. For more informa-tion about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets weekly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Stephen S. Peterson is an Assistant Vice President of Nuveen Advisory and the portfolio manager for the Massachusetts Municipal Bond Fund and the Massachu-setts Insured Municipal Bond Fund. Mr. Peterson has managed the funds since May 1993 and joined Nuveen Advisory in October 1991. Richard Huber is the portfolio manager for the Connecticut Municipal Bond Fund. Mr. Huber has managed the fund since 19xx and since 1995 had been a Vice President of Flagship Financial Inc., the fund's prior investment adviser, until becoming an employee of Nuveen Advi-sory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in December 1996.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and
Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and retains the first year's service and distribution fees on sales of Class C shares. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for each fund.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

-------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. When price quotes are readily available for a municipal bond, the price used is the average of the quoted bid and asked prices (or their yield equivalent).
-------------------------------------------------------------------------------
APPENDIX

-------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

MASSACHUSETTS

Massachusetts is experiencing an economic recovery based largely on growth in the services, trade, finance, insurance, real estate and construction indus-tries. Nonetheless, the state's economic growth is expected to lag behind the rest of the nation until the year 2000 due to restructuring in the computer, defense and health care sectors of the state's economy.

The state's unaudited general fund revenues for fiscal year 1995 were approxi-mately $16.4 billion against expenditures of $16.3 billion [Status of 1996 budget]. In February 1996, Massachusetts' unemployment rate was 5.0% and
average personal income was $     . The state's uninsured general obligation
bonds are rated A1 by Moody's and A+ by Standard and Poor's.

Tax Treatment:

Distributions from the Massachusetts Funds that are attributable to interest on or gain from obligations issued by the State of Massachusetts or its polit-ical subdivisions or to interest on obligations of the United States, its agencies, territories, possessions or instrumentalities that are exempt from state income taxation under federal law will not be subject to the Massachu-setts personal income tax. All remaining distributions will be subject to the Massachusetts personal income tax. All distributions from the Massachusetts Funds, regardless of source, to corporate shareholders will be subject to the Massachusetts excise tax.

Gain from the sale, exchange or redemption of Massachusetts Funds shares will be subject to the Massachusetts personal income tax and the Massachusetts excise tax.

CONNECTICUT

Connecticut's economy, historically based on the insurance, defense manufac-turing, finance and real estate industries, is slowly recovering from one of the most severe recessions in the country, which was due in part to reductions in defense spending and the downsizing of the foregoing industries. The construction, trade and service industries are expected to lead the state's economic recovery. Connecticut is the highest income state in the nation.

The state's unaudited general fund revenues for fiscal year 1995-96 were
$      billion against expenditures of $     , adding to a cumulative general
fund deficit of $      million. [Status of the 1996-97 budget] The State's
1995 unemployment rate was    % and average personal income was $     . While
the state's per capital personal income levels are 135% of the national aver-age, the state's ratio of tax-supported debt to personal income is among the highest in the nation. These high debts are expect to limit the state's finan-cial flexibility. The state's general obligation bonds are rated Aa by Moody's and AA- by Standard and Poor's.

Tax Treatment:

Distributions from the Connecticut Fund that are attributable to interest on or gain from obligations issued by the State of Connecticut or its political subdivisions or to interest on obligations of the United States, its agencies, territories, possessions, or instrumentalities which are exempt from state taxation under federal law will not be subject to the Connecticut personal income tax. All remaining distributions will be subject to the Connecticut personal income tax. Corporate shareholders subject to the Connecticut busi-ness corporation tax will be subject to tax on all Connecticut Fund distribu-tions, regardless of source, but may be permitted a dividends received deduc-tion for a portion of distributions received from the Connecticut Fund.

Gain from the sale, exchange, or redemption of Connecticut Fund shares will be subject to the Connecticut personal income tax and the Connecticut corporation business tax.


-------------------------------------------------------------------------------

NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

[LOGO OF NUVEEN]                                                    Prospectus





Municipal
Mutual
Funds
                                              [PHOTO OF COUPLE APPEARS HERE]
Income funds designed to provide
high tax-free income and preserve
capital through investments in
quality municipal bonds





California




February 1, 1997

                              [INSIDE FRONT COVER]

INVESTING WITH NUVEEN

For nearly 100 years, John Nuveen & Co. Incorporated has been dedicated to serving the distinctive investment needs of conservative investors and their financial advisers.

The hallmarks of Nuveen's investment philosophy are a belief in the importance of rigorous research as the basis for prudent investment decisions, a value-investing philosophy dedicated to uncovering investments with above-average return potential and a commitment to superior service. Since 1961, more than
1.5 million investors have entrusted over $65 billion of their investment assets to Nuveen.

Whether you invest through mutual funds, exchange-traded funds, unit trusts or individually-managed accounts, Nuveen offers a wide array of investments to suit your financial objectives and risk tolerance.

To learn more about how Nuveen can help you achieve your financial objectives, consult your financial adviser or call (800) 621-7227.


NUVEEN MUTUAL FUNDS

Mutual funds provide investors the benefits of professional investment manage-ment, low-cost diversification and simplified record keeping. Nuveen offers a wide variety of mutual funds designed to meet the needs of the conservative investor for growth, current income and capital preservation:

EQUITY MUTUAL FUNDS

Nuveen Growth and Income Stock Fund
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

MUNICIPAL MUTUAL FUNDS

National          Michigan
Alabama           Missouri
Arizona           New Jersey
California        New Mexico
Colorado          New York
Connecticut       North Carolina
Florida           Ohio
Georgia           Pennsylvania
Kansas            South Carolina
Kentucky          Tennessee
Louisiana         Virginia
Maryland          Wisconsin
Massachusetts


Nuveen offers both insured and uninsured municipal funds as well as limited-, intermediate- and long-term municipal funds. Single-state municipal funds are exempt from state and, in some cases, local income taxes, where applicable.

         PROSPECTUS

         February 1, 1997
------------------------------------------------------------------
Nuveen California Municipal Bond Fund
Nuveen California Insured Municipal Bond Fund

------------------------------------------------------------------

OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust II, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS
--------------------------------------------

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
 Investment Objective                      6
 How the Funds Select Investments          6
 Risk Reduction Strategies                 7
INVESTING IN THE FUNDS
 How to Buy Fund Shares                    7
 How to Select a Purchase Option           8
 How to Sell Fund Shares                   9
 Optional Features and Services           10
DIVIDENDS AND TAXES
 How the Funds Pay Dividends              11
 Taxes and Tax Reporting                  11
 Taxable Equivalent Yields                12
GENERAL INFORMATION
 How to Contact Nuveen                    12
 Fund Service Providers                   12
 How the Funds Report Performance         13
 How Fund Shares are Priced               13
APPENDIX
 Special State Considerations             13


---------------------------------------------

-----------------------------------------------------------------------
Nuveen California Municipal Bond Fund

PERFORMANCE INFORMATION (As of 8/31/96)
INCEPTION: July 1, 1986
NET ASSETS: $228.0 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 8/31/96)

TOTAL RETURN
(Annualized)

-----------------------------------------------------------------------------------------------
                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.79%             6.25%             5.63%             5.46%             6.64%
5 YEARS          5.60%             6.51%             5.86%             6.04%             6.87%
10 YEARS         6.41%             6.86%             6.27%             6.23%             7.18%
INCEPTION        7.05%             7.08%             6.49%             6.44%             7.39%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.


DURATION AND WEIGHTED AVERAGE MATURITY

AVERAGE MATURITY            20.97
AVERAGE MODIFIED DURATION    8.17


CREDIT QUALITY
[CHART APPEARS HERE]

    NR   (3%)
    AAA (50%)
    AA  (20%)
    A   (21%)
    BBB  (4%)
    BB   (2%)

INDUSTRY DIVERSIFICATION (TOP 5)
     [CHART APPEARS HERE]

Housing Facilities       (14%)
Lease Rental Facilities  (14%)
Educational Facilities   (15%)
Escrowed Bonds           (10%)
General Obligation Bonds (13%)
Health Care Facilities   (16%)
Other                    (31%)

-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 8/31/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------------------
                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

OVERVIEW OF FUND OPERATING EXPENSES(4)
(Annual, as % of Average Net Assets)

-------------------------------------------------------
                        CLASS A CLASS B CLASS C CLASS R
-------------------------------------------------------
MANAGEMENT               0.55%   0.55%   0.55%   0.55%
12B-1 FEES               0.20%   0.95%   0.75%    --
OTHER EXPENSES           0.15%   0.15%   0.15%   0.15%
WAIVERS/REIMBURSEMENTS    --      --      --      --
TOTAL EXPENSES           0.90%   1.65%   1.45%   0.70%
-------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

------------------------------------------------------------------------------------------------
HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 69                  $ 84                  $ 46                   $22
5 YEARS                 $ 90                  $101                  $ 79                   $39
10 YEARS                $148                  $175                  $174                   $87
------------------------------------------------------------------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 February 28/29,   Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997(g)           $10.580   $.275      $(.238)        $(.267)    $  --     $10.350
-------------------------------------------------------------------------------------
 1996               10.100    .549        .473          (.542)       --      10.580
-------------------------------------------------------------------------------------
 1995(d)            10.210    .270       (.031)         (.275)     (.074)    10.100
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)            10.580    .237       (.239)         (.228)       --      10.350
-------------------------------------------------------------------------------------
 1996               10.100    .470        .474          (.464)       --      10.580
-------------------------------------------------------------------------------------
 1995(d)            10.040    .218        .139          (.223)     (.074)    10.100
-------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997(g)            10.600    .283       (.221)         (.282)       --      10.380
-------------------------------------------------------------------------------------
 1996               10.130    .575        .467          (.572)       --      10.600
-------------------------------------------------------------------------------------
 1995               10.740    .582       (.531)         (.587)     (.074)    10.130
-------------------------------------------------------------------------------------
 1994               10.850    .598       (.054)         (.596)     (.058)    10.740
-------------------------------------------------------------------------------------
 1993               10.140    .633        .707          (.626)     (.004)    10.850
-------------------------------------------------------------------------------------
 1992(e)             9.920    .429        .218          (.427)       --      10.140
-------------------------------------------------------------------------------------
 1991(f)             9.790    .639        .133          (.642)       --       9.920
-------------------------------------------------------------------------------------
 1990(f)             9.850    .641       (.058)         (.643)       --       9.790
-------------------------------------------------------------------------------------
 1989(f)             9.240    .649        .610          (.649)       --       9.850
-------------------------------------------------------------------------------------
 1988(f)             9.280    .647       (.040)         (.647)       --       9.240
-------------------------------------------------------------------------------------
 1987(f)             9.600    .652       (.320)         (.652)       --       9.280
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 February 28/29,   Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997(g)             .38%    $   16,953  .95%+      5.17%+        31%
-------------------------------------------------------------------------------------
 1996              10.36         12,709  .96        5.27          36
-------------------------------------------------------------------------------------
 1995(d)            2.52          3,146 1.00+       5.81+         32
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)             --             723 1.70+       4.43+         31
-------------------------------------------------------------------------------------
 1996               9.53            684 1.71        4.52          36
-------------------------------------------------------------------------------------
 1995(d)            3.71            200 1.75+       5.03+         32
-------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997(g)             .62        210,362  .70+       5.43+         31
-------------------------------------------------------------------------------------
 1996              10.54        216,390  .71        5.53          36
-------------------------------------------------------------------------------------
 1995                .78        208,080  .71        5.83          32
-------------------------------------------------------------------------------------
 1994               5.08        218,430  .73        5.47          19
-------------------------------------------------------------------------------------
 1993              13.66        183,215  .71        6.05            5
-------------------------------------------------------------------------------------
 1992(e)            6.61        133,377  .67+       6.30+         --
-------------------------------------------------------------------------------------
 1991(f)            8.16        107,508  .69        6.48          15
-------------------------------------------------------------------------------------
 1990(f)            6.14         78,704  .69        6.51            8
-------------------------------------------------------------------------------------
 1989(f)           14.12         52,048  .75        6.79          22
-------------------------------------------------------------------------------------
 1988(f)            6.87         29,640  .70        7.09          48
-------------------------------------------------------------------------------------
 1987(f)            3.28         19,094  .18        6.62          17
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by
    Nuveen Advisory, if applicable.
(d) From commencement of class operations as noted.
(e) For the eight months ending February 29.
(f) For the year ending June 30.
(g) For the six months ending August 31, 1996.

-------------------------------------------------------------------------------
NOTES:
(1)The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective 2/1/97, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 0.95% to 0.90% and on Class C from 1.70% to 1.45%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Secu-rities Dealers
   (NASD) Rules of Fair Practice.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

PAGE-3------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen California Insured Municipal Bond Fund

PERFORMANCE INFORMATION (As of 8/31/96)
INCEPTION: July 1, 1986
NET ASSETS: $220.8 million
TOTAL RETURN

(Annualized)

--------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.73%             6.18%             5.43%             5.40%             6.44%
5 YEARS          6.09%             7.01%             6.25%             6.36%             7.26%
10 YEARS         6.36%             6.82%             6.22%             6.10%             7.08%
INCEPTION        6.93%             6.96%             6.37%             6.23%             7.22%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

DURATION AND WEIGHTED AVERAGE MATURITY

Average Maturity                                                         20.97
Average Modified Duraion                                                  8.17



CREDIT QUALITY

      [CHART APPEARS HERE]

          Insured  (83%)
          Escrowed (17%)

INDUSTRY DIVERSIFICATION (TOP 5)

      [CHART APPEARS HERE]

Escrowed Bonds           (17%)
Lease Rental Facilities  (16%)
Health Care Facilities   (15%)
Housing Facilities       (10%)
Water/Sewer Facilities   (09%)
Other                    (33%)

--------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 8/31/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

--------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --


OVERVIEW OF FUND OPERATING EXPENSES (4)


(Annual, as % of Average Net Assets)

--------------------------------------------------------------------------------

                        CLASS A CLASS B CLASS C CLASS R
-------------------------------------------------------
MANAGEMENT FEE           0.55%   0.55%   0.55%   0.55%
12B-1 FEE                0.20%   0.95%   0.75%    --
OTHER EXPENSES           0.15%   0.15%   0.15%   0.15%
WAIVERS/REIMBURSEMENTS    --      --      --      --
TOTAL EXPENSES           0.90%   1.65%   1.45%   0.70%
-------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)


The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

--------------------------------------------------------------------------------

HOLDING
PERIOD    CLASS A CLASS B CLASS C CLASS R
-----------------------------------------
1 YEAR     $ 51    $ 56    $ 15     $ 7
3 YEARS    $ 69    $ 84    $ 46     $22
5 YEARS    $ 90    $101    $ 79     $39
10 YEARS   $148    $175    $174     $87
-----------------------------------------

                             SEE NOTES ON NEXT PAGE


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 February 28/29,   Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997 (g)          $10.760   $.271        $(.267)      $(.264)    $  --     $10.500
-------------------------------------------------------------------------------------
 1996               10.250    .530          .505        (.525)       --      10.760
-------------------------------------------------------------------------------------
 1995 (d)           10.220    .255          .068        (.265)     (.028)    10.250
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (g)           10.670    .223         (.251)       (.222)       --      10.420
-------------------------------------------------------------------------------------
 1996               10.150    .448          .516        (.444)       --      10.670
-------------------------------------------------------------------------------------
 1995 (d)           10.060    .210          .123        (.215)     (.028)    10.150
-------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997 (g)           10.740    .278         (.262)       (.276)       --      10.480
-------------------------------------------------------------------------------------
 1996               10.230    .556          .507        (.553)       --      10.740
-------------------------------------------------------------------------------------
 1995               10.670    .559         (.412)       (.559)     (.028)    10.230
-------------------------------------------------------------------------------------
 1994               10.850    .560         (.101)       (.556)     (.083)    10.670
-------------------------------------------------------------------------------------
 1993               10.010    .584          .871        (.579)     (.036)    10.850
-------------------------------------------------------------------------------------
 1992 (e)            9.650    .401          .360        (.401)       --      10.010
-------------------------------------------------------------------------------------
 1991 (f)            9.480    .600          .176        (.606)       --       9.650
-------------------------------------------------------------------------------------
 1990 (f)            9.630    .608         (.151)       (.607)       --       9.480
-------------------------------------------------------------------------------------
 1989 (f)            9.020    .607          .610        (.607)       --       9.630
-------------------------------------------------------------------------------------
 1988 (f)            8.980    .600          .040        (.600)       --       9.020
-------------------------------------------------------------------------------------
 1987 (f)            9.600    .630         (.620)       (.630)       --       8.980
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
CLASS              RATIOS/SUPPLEMENTAL DATA:
(INCEPTION DATE)
                                                        Ratio of Net
                                          Ratio of      Investment
                             Ending       Expenses to   Income to     Portfolio
 Year Ending       Total     Net Assets   Average Net   Average       Turnover
 February 28/29,   Return(b) (millions)   Assets(c)     Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997 (g)            .07%    $ 22,728        .95%+      5.02%+        26%
-------------------------------------------------------------------------------------
 1996              10.32       17,250        .97        5.00          38
-------------------------------------------------------------------------------------
 1995 (d)           3.33        4,753       1.05+       5.45+         25
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (g)           (.24)         936       1.70+       4.28+         26
-------------------------------------------------------------------------------------
 1996               9.67        1,040       1.71        4.26          38
-------------------------------------------------------------------------------------
 1995 (d)           3.45          222       1.80+       4.69+         25
-------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997 (g)            .18      197,102       0.70+       5.28+         26
-------------------------------------------------------------------------------------
 1996              10.63      205,642       0.70        5.29          38
-------------------------------------------------------------------------------------
 1995               1.68      198,928       0.70        5.60          25
-------------------------------------------------------------------------------------
 1994               4.27      208,115       0.71        5.12          14
-------------------------------------------------------------------------------------
 1993              15.05      168,852       0.75        5.72           9
-------------------------------------------------------------------------------------
 1992 (e)           7.99      100,933       0.64+       5.97+          7
-------------------------------------------------------------------------------------
 1991 (f)           8.43       74,551       0.68        6.26          29
-------------------------------------------------------------------------------------
 1990 (f)           4.93       50,625       0.70        6.36          13
-------------------------------------------------------------------------------------
 1989 (f)          13.97       35,032       0.82        6.52          23
-------------------------------------------------------------------------------------
 1988 (f)           7.44       22,394       0.82        6.77          31
-------------------------------------------------------------------------------------
 1987 (f)           (.13)      16,192       0.17        6.48           4
-------------------------------------------------------------------------------------

+   Annualized
(a) Net of any applicable taxes
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory, if applicable.
(d) From commencement of class operations as noted.
(e) For the three months ending February 29.
(f) For the year ending June 30.
(g) For the six months ending August 31, 1996.

--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective 2/1/97, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce the total operating expenses on Class A from 0.95% to 0.90% and on Class C from 1.70% to 1.45%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND STRATEGIES

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal and state income tax as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds, however, may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund except the California Insured Fund will invest at least 80% of its net assets in investment-grade quality bonds in the state. The California Insured Fund will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed securities to assure timely payment of interest and principal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. Each of the funds described in this prospectus are long-term funds and maintain a weighted average portfolio maturity of 15 to 30 years. See "Defen-sive Investment Strategies" below for further information.

INSURANCE

Insured municipal bonds are purchased primarily by the California Insured Municipal Bond Fund. Insured municipal bonds are covered either by individual insurance policies (obtained either at time of issue or subsequently) or under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Insurers currently used include MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insurance Co. The funds' investment adviser may change insurers, but will only use insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's and S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's port-


--------------------------------------------------------------------------------
folio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advan-tage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securities are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

-------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obliga-tion to make interest and principal payments. In general, lower rated munic-ipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from California, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in the state and therefore the value of the fund's investment portfolio. In pursuing its value-oriented strategy, each fund may also invest a portion of its investment portfolio in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular, federal, state and local income taxes. See the appendix and the statement of additional information for further information.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:
 . 25% in any one industry sector, such as electric utilities or health care; . 10% in borrowings (33% if used to meet redemptions).

As diversified funds, the funds also may not have more than:
 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strate-gies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.

-------------------------------------------------------------------------------
INVESTING IN THE FUNDS

-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.



-------------------------------------------------------------------------------

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing investment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

--------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your financial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your finan-cial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your financial adviser's sales material for further information. Each class of shares is described in more detail below and under "The Distributor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

CLASS A SALES CHARGES AND COMMISSIONS


                                                                   AUTHORIZED DEALER
                                 SALES CHARGE                         COMMISSION
                         -------------------------------------     -----------------
                                                 AS % OF
                         AS % OF PUBLIC          YOUR NET           AS % OF PUBLIC
  PURCHASE AMOUNT        OFFERING PRICE         INVESTMENT          OFFERING PRICE
------------------------------------------------------------------------------------
      Up to $50,000           4.20%                4.38%                 3.70%
    $50,000-100,000           4.00                 4.18                  3.50
   $100,000-250,000           3.50                 3.63                  3.00
   $250,000-500,000           2.50                 2.56                  2.00
 $500,000-1,000,000           2.00                 2.04                  1.50
$1,000,000 and over            --                   --                    --(1)
------------------------------------------------------------------------------------

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase.
      The CDSC is calculated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connec-tion with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of adver-tising that features the products and services of both parties. The statement of additional information contains further information about these programs.

OTHER SALES CHARGE DISCOUNTS


Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions                   Sales Charge Waivers


 .  Rights of Accumulation                 .  Unit Trust Reinvestment


 .  Letter of Intent (LOI)                 .  Purchases using Redemptions from
                                             Unrelated Funds

 .  Group Purchase

                                          .  Fee-Based Programs

                                          .  Bank Trust Departments

                                          .  Certain Employees of Nuveen or
                                             Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary


--------------------------------------------------------------------------------
application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

CLASS B CONTINGENT DEFERRED SALES CHARGE


If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

DURING YEAR      1         2         3         4         5         6        7+
-----------------------------------------------------------------------------------------
CDSC            5%        4%        4%        3%        2%        1%        0%

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Shareholder Services, Inc. ("SSI") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 .  The fund's name;

 .  Your name and account number;

 .  The dollar or share amount you wish to redeem;

 .  The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 .  Any certificates you have for the shares; and

 .  Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven

PAGE-9------------------------------------------------------------------------
days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below the established minimum. Pres-ently, accounts worth less than $100 will be redeemed without notice unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within California. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account, or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

THE POWER OF SYSTEMATIC INVESTING

Assuming $3,000 initial investment, $100 monthly contributions are added to an investment account every month for 20 years. From the same $3,000 beginning, the chart shows the amount that would be in the account after 20 years, assuming no interest and interest compounded annually at the rates of 4%, 5% and 6%.

LOGO



SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account, paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.
-------------------------------------------------------------------------
PAGE-10

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exer-cising your reinstatement privilege.

ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account applica-tion. Your financial adviser can provide and help you prepare the application form, or you may obtain the form by calling (800) 621-7227. You may use elec-tronic funds transfer to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is added to the fund's share price; similarly, distributions from previ-ously undistributed net income are deducted from the fund's share price. This dividend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

--------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alter-native minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though


--------------------------------------------------------------------------------
it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 .  you are subject to the AMT (including corporate shareholders);

 .  you are a "substantial user" of a facility financed by these bonds; or

 .  you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contem-plating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

TAXABLE EQUIVALENT OF TAX-FREE YIELDS


                                       TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
---------------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

--------------------------------------------------------------------------------
GENERAL INFORMATION

--------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

--------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, booking and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approxi-mately 78% owned by the St. Paul Companies, Inc.


--------------------------------------------------------------------------------

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

MANAGEMENT FEES


AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%
--------------------------------------

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the New York Municipal Bond Fund, the New Jersey Municipal Bond Fund (through July 31, 1997) and the New York Insured Municipal Bond Fund do not exceed 0.75%, 0.75% and 0.975%, respectively, of average daily net assets. For more informa-tion about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets weekly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Steven J. Krupa is the portfolio manager for the California Municipal Bond Fund and the California Insured Municipal Bond Fund. Mr. Krupa has managed the funds
since "            " and joined Nuveen Advisory in "            ".

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and retains the first year's service and distribution fees on sales of Class C shares. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for each fund.

--------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

--------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. When price quotes are readily available for a munic-ipal bond, the price used is the average of the quoted bid and asked prices (or their yield equivalent).
--------------------------------------------------------------------------------
APPENDIX

--------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from California, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in the state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund invest-


--------------------------------------------------------------------------------
ment. See the statement of additional information for further information.

CALIFORNIA

California's economy, the largest in the nation, is undergoing a slow, steady growth following a recession from mid-1990 to late 1993 in which the construc-tion, manufacturing and financial services industries were adversely affected, job losses were severe, and substantial, broad-based revenue shortfalls affected both the State and local governments. The State's 1995 unemployment
rate was   % and average personal income was $      . California's general
obligation bonds are rated A1 by Moody's and A by Standard and Poor's.

The taxing authority of California's governmental entities is limited due to the adoption of "Proposition 13" and other amendments to the California Consti-tution. Proposition 13, adopted by voters in 1978, limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Because the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition, the amount of tax on simi-larly situated properties varies widely. The State and local governments are also subject to annual "appropriations limits" imposed by Article XIIIB of the California Constitution, which limits the State and local governments from spending the proceeds of tax revenues, regulatory licenses, user charges or other fees beyond imposed appropriations limits which are adjusted annually to reflect changes in cost of living and population. Revenues in excess of the limitations are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions; the State must refund 50% of any excess, with the other 50% paid to schools and community colleges. A 1986 initiative statute called "Proposition 62" requires either a majority or 2/3 voter approval for any increase in general or special taxes. Court decisions had struck down most of Proposition 62, but the Cali-fornia Supreme Court upheld its constitutionality in September 1995. Many aspects of the decision, such as whether it applies retroactively, remain unclear, but its future effect will be to further limit the fiscal flexibility of many local governments. The complex and ambiguous nature of the foregoing limitations makes it impossible to fully determine their impact on California Municipal Obligations or the ability of the State and local governments to pay debt service on California Municipal Obligations.

California ended its 1995-96 fiscal year with a surplus of approximately
$       , reducing the accumulated budget deficit to approximately $      mil-
lion. As a result of the improved revenues, the State's cash position has substantially recovered. Only $2 billion of cash flow borrowing was needed during 1995-96, and only about $3 billion is projected for 1996-97, with no external borrowing over the end of the fiscal year. The Governor's proposed budget for 1996-97 projects $47.1 billion of revenues and transfers, and $46.5 billion of expenditures, resulting in a budget reserve at June 30, 1997 of about $500 million. A number of issues related to the 1996-97 budget still have to be resolved, including the Governor's tax reduction proposals and his proposals for future health and welfare cuts.

California's finances have improved since 1994 after its significant financial difficulties reduced its credit standing in the early 1990's. However, should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

Tax Treatment. Distributions by the California Funds that are attributable to interest on obligations issued by the State of California or its political subdivisions or to interest on obligations of the United States, its agencies, territories, possessions, or instrumentalities that are exempt from state taxa-tion under federal law will not be subject to the California personal income tax. All remaining distributions to individual shareholders will be subject to the California personal income tax.

All distributions by the California Funds to corporate shareholders, regardless of source, will be subject to the California corporation franchise tax or the California corporation income tax. Gain realized from the sale, exchange, or redemption of California Funds shares will be subject to the California personal income, corporation franchise, and corporation income taxes.


--------------------------------------------------------------------------------

NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 8TH DAY OF NOVEMBER, 1996.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST II

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen
 -------------------------------
       O. Walter Renfftlen       Vice President and             November 8, 1996
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)
     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
         Anthony T. Dean         President and Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
      Margaret K. Rosenheim      Trustee
         Peter R. Sawers         Trustee

                                                    /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                        November 8, 1996


AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.